Pension Plans (Schedule Of Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Int’l
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (in percentage)	2.60%	3.75%	3.65%
Expected return on plan assets (in percentage)	5.40%	6.10%	6.25%
Weighted-average assumptions used to determine benefit obligations at measurement date
Discount rate (in percentage)	2.50%	2.60%
United States
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (in percentage)	3.73%	3.42%	2.89%
Expected return on plan assets (in percentage)	6.01%	5.00%	4.81%
Weighted-average assumptions used to determine benefit obligations at measurement date
Discount rate (in percentage)	3.33%	3.73%